REPORTING ENTITY - Sale of BAC Holding - Textual (Details) - COP ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 19, 2022	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Value issuance of shares				$ 1,655,855	$ 120	$ 21
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Number shares sold		10,805,045,633
Share price (in dollar per share)		$ 293
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in associate			25.00%
Percentage of investment in associates ceased and recognized as financial assets	4.11%	4.11%
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Number shares sold		9,030,424,454
Value issuance of shares		$ 2,645,914
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage Of Spin Off			75.00%